Revision of previously issued financial statements - Schedule of Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impact on cash from changes in operating assets and liabilities
Accounts payable	$ 21,659	$ 10,076	$ 7,781
Net cash provided by (used in) operating activities	(132,854)	629	(254)
Cash flows from financing activities
Offering costs paid	(5,948)	(1,140)	0
Net cash provided by financing activities	180,369	22,644	7,000
Supplemental disclosures of cash flow information:
Offering costs included in period end accruals	$ 0	(449)	$ 0
As Previously Reported
Impact on cash from changes in operating assets and liabilities
Accounts payable		8,936
Net cash provided by (used in) operating activities		(511)
Cash flows from financing activities
Offering costs paid		0
Net cash provided by financing activities		23,784
Supplemental disclosures of cash flow information:
Offering costs included in period end accruals		0
Adjustments
Impact on cash from changes in operating assets and liabilities
Accounts payable		1,140
Net cash provided by (used in) operating activities		1,140
Cash flows from financing activities
Offering costs paid		(1,140)
Net cash provided by financing activities		(1,140)
Supplemental disclosures of cash flow information:
Offering costs included in period end accruals		449
As Revised
Impact on cash from changes in operating assets and liabilities
Accounts payable		10,076
Net cash provided by (used in) operating activities		629
Cash flows from financing activities
Offering costs paid		(1,140)
Net cash provided by financing activities		22,644
Supplemental disclosures of cash flow information:
Offering costs included in period end accruals		$ 449